MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
A summary of the movements in marketable securities for the six months ended June 30, 2021 and the year ended December 31, 2020 is presented in the table below:

(in thousands of $)	2021	2020
Balance at beginning of period	2,639	3,642
Marketable securities acquired	357	—
Proceeds from sale of marketable securities	(14,074)	—
Unrealized gain (loss) on marketable securities held at period end	34	(2,491)
Gain on sale of marketable securities	7,881	—
Repurchase of marketable securities pledged to creditors	5,836	7,323
Marketable securities pledged to creditors	—	(5,835)
Balance at end of period	2,673	2,639